Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC (the “Depositor”)

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Morgan Stanley & Co. LLC

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

(collectively, the “Specified Parties”)

Re:	DATA 2023-CNTR Mortgage Trust (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2023-CNTR (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 21 June 2023. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

21 June 2023

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of three pari passu promissory notes evidencing a ten-year fixed rate, interest-only first lien mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is expected to be secured by, among other things, the fee interest held by the borrowers in a portfolio of two data center buildings located in Elk Grove Village, Illinois (each, a “Property,” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 11 July 2023 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity/ARD Date,

as shown on the Final Data File, we recalculated the “Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for the entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “I/O Period”),
b.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan (the “Amort. Term”) and
ii.	Remaining amortization term of the Mortgage Loan (the “Rem. Amort.”) and
c.	Use the “Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cutoff Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Maturity/ARD Date” of the Mortgage Loan (the “Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	Using the:
a.	Original Balance,
b.	Interest Rate (%) and
c.	Accrual Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Debt Service (IO) and
ii.	Annual Debt Service (IO),

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service (IO)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Balance,” as shown on the Final Data File,
b.	The ”Interest Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service (IO)” of the Mortgage Loan as twelve (12) times the “Monthly Debt Service (IO)” of the Mortgage Loan, as shown on the Final Data File.

8.	Using the:
a.	Term,
b.	I/O Period,
c.	Amort. Term,
d.	Seasoning and
e.	Original Lockout,

as shown on the Final Data File, we recalculated the:

i.	Rem. Term,
ii.	Rem. I/O Period and
iii.	Lockout Remaining

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate,

as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

10.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee,
d.	ARR Fee,
e.	CREFC Fee and
f.	Certificate Administrator Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Interest Rate (%) and
b.	Admin. Fee,

as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using:
a.	Annual Debt Service (IO),
b.	UW NOI,
c.	UW NCF,
d.	Cutoff Balance,
e.	Appraised Value and
f.	Total Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	Original Loan/Unit,
iv.	Cutoff Balance/Unit,
v.	Maturity Balance per Unit,
vi.	Underwritten NOI Debt Yield,
vii.	Underwritten NCF Debt Yield,
viii.	Cutoff LTV (%),
ix.	Maturity LTV (%),
x.	% of deal and
xi.	% of Loan Balance

of the Mortgage Loan and, with respect to x. and xi. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through v. above to two decimal places and
b.	Round the characteristics listed in vi. through ix. above to the nearest 1/10th of one percent.

Attachment A Page 5 of 5
13.	Using the:
a.	Total Units,
b.	Unit Size,
c.	2nd Largest Tenant Unit Size,
d.	3rd Largest Tenant Unit Size,
e.	4th Largest Tenant Unit Size and
f.	5th Largest Tenant Unit Size,

as shown on the Final Data File, we calculated the:

i.	Largest Tenant % of NRA,
ii.	2nd Largest Tenant % of NRA,
iii.	3rd Largest Tenant % of NRA,
iv.	4th Largest Tenant % of NRA and
v.	5th Largest Tenant % of NRA

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	In-place Base Rent,
b.	In-place Storage Rent,
c.	SNO Rent and
d.	Rent Increase

of each tenant, as applicable, as shown in the underwritten rent roll Source Document, we recalculated the total underwritten base rent for each tenant at each Property (the “Total UW Base Rent”).

Using:

a.	The “Total UW Base Rent” for any tenant with “Y” in the “IG?” column and
b.	The “Total UW Base Rent” for all tenants at each Property,

as shown in the underwritten rent roll Source Document, we recalculated the percentage of underwritten base rent attributable to investment grade tenants of the Mortgage Loan and each Property (the “% of Total UW Base Rent from Investment Grade Tenant”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Total UW Base Rent and
b.	End Date

of each tenant, as shown in the underwritten rent roll Source Document, we recalculated the weighted average remaining lease term of the Mortgage Loan and each Property as of 6 July 2023 (the “WA Lease Term Remaining (by UW Base Rent)”) using the “YEARFRAC” function in Microsoft Excel. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement (see Note 1)	17 June 2023

Promissory Notes (see Note 1)	6 June 2023

Deposit Account Control Agreement (see Note 1)	25 May 2023

Cash Management Agreement (see Note 1)	6 June 2023

Guaranty Agreement (see Note 1)	6 June 2023

Environmental Indemnity Agreement (see Note 1)	25 May 2023

Assignment of Management Agreement (see Note 1)	2 June 2023

Non-Consolidation Agreement (see Note 1)	9 June 2023

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	25 May 2023

Engineering Reports	11 May 2023

Phase I Environmental Reports	11 May 2023

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 June 2023

Pro Forma Title Policies	Not Dated

Lease Agreements	Various

Lease Agreements Amendments	Various

Lease Agreement Abstracts	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Insurance Review Document	9 June 2023

Management Agreement (see Note 1)	9 June 2023

Historical Occupancy Reports	Not Dated

Historical Capital Expenditure Reports	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com)
Property Type (see Note 2)	Appraisal Report
Property Subtype	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Unit of Measure	Underwritten Rent Roll
Total Units	Underwritten Rent Roll
Net Rentable Square Feet Number	Underwritten Rent Roll
Current Occupancy	Underwritten Rent Roll
Current Occupancy Date	Underwritten Rent Roll
Property Manager	Assignment of Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value	Appraisal Report
Appraisal Date	Appraisal Report
As-is Date of Valuation	Appraisal Report
As-is Appraised Value	Appraisal Report
Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraised CapRate (%)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Earthquake Insurance	Insurance Review Document
Environmental Insurance	Insurance Review Document
Blanket Insurance Policy (Y/N)	Insurance Review Document
Flood Zone (see Note 3)	Engineering Report

Exhibit 2 to Attachment A Page 2 of 8

Major Tenant Information: (see Note 4)

Characteristic	Source Document(s)

Single Tenant	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll
Unit Size	Underwritten Rent Roll
Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Unit Size	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Unit Size	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll
4th Largest Tenant	Underwritten Rent Roll
4th Largest Tenant Unit Size	Underwritten Rent Roll
4th Largest Tenant Lease Expiration	Underwritten Rent Roll
5th Largest Tenant	Underwritten Rent Roll
5th Largest Tenant Unit Size	Underwritten Rent Roll
5th Largest Tenant Lease Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

UW Revenues	Underwriter’s Summary Report
UW Total Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
Underwritten Replacement Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
U/W Economic Occupancy	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent NOI Description	Underwriter’s Summary Report
Second Most Recent Revenues	Underwriter’s Summary Report
Second Most Recent Total Expenses	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Description	Underwriter’s Summary Report
Third Most Recent Revenues	Underwriter’s Summary Report
Third Most Recent Total Expenses	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent Description	Underwriter’s Summary Report
Fourth Most Recent Revenues	Underwriter’s Summary Report
Fourth Most Recent Total Expenses	Underwriter’s Summary Report
Fourth Most Recent NOI	Underwriter’s Summary Report
Fourth Most Recent NOI Date	Underwriter’s Summary Report
Fourth Most Recent Description	Underwriter’s Summary Report
Most Recent Occupancy	Historical Occupancy Report
Most Recent Occupancy Date	Historical Occupancy Report
Second Most Recent Occupancy	Historical Occupancy Report
Second Most Recent Occupancy Date	Historical Occupancy Report
Third Most Recent Occupancy	Historical Occupancy Report
Third Most Recent Occupancy Date	Historical Occupancy Report

Exhibit 2 to Attachment A Page 4 of 8

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly CapEx Reserve	Loan Agreement
Monthly TI/LC Reserve	Loan Agreement
Monthly Envir. Reserve	Loan Agreement
Monthly RE Tax Reserve	Loan Agreement
Monthly Ins. Reserve	Loan Agreement
Monthly Other Reserve	Loan Agreement
Monthly Debt Service Reserve	Loan Agreement
CapEx Reserve Cap	Loan Agreement
TI/LC Reserve Cap	Loan Agreement
Envir. Reserve Cap	Loan Agreement
RE Tax Reserve Cap	Loan Agreement
Insur. Reserve Cap	Loan Agreement
Debt Service Reserve Cap	Loan Agreement
Other Reserve Cap	Loan Agreement
Upfront CapEx Reserve	Loan Agreement
Upfront TI/LC Reserve	Loan Agreement
Upfront Eng. Reserve	Loan Agreement
Upfront Envir. Reserve	Loan Agreement
Upfront Debt Service Reserve	Loan Agreement
Upfront Other Reserve	Loan Agreement
Other Reserve Description	Loan Agreement
Capex Escrow Cash or LOC (see Note 6)	Loan Agreement
TI/LC Reserve Cash or LOC (see Note 6)	Loan Agreement
Envir. Escrow Cash or LOC (see Note 6)	Loan Agreement
RE Tax Escrow Cash or LOC (see Note 6)	Loan Agreement
Insurance Escrow Cash or LOC (see Note 6)	Loan Agreement
Debt Service Reserve Cash or LOC (see Note 6)	Loan Agreement
Other Reserve Cash or LOC (see Note 6)	Loan Agreement
Interest on Other Reserve Goes to:	Loan Agreement
Holdback	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Loan Agreement
Delaware LLC or LP? (Yes/No)	Loan Agreement
Delaware Statutory Trust (Y/N)	Loan Agreement
SPE State	Loan Agreement
Originator	Loan Agreement
Amortization Type	Loan Agreement
Accrual Type	Loan Agreement
ARD (Y/N)	Loan Agreement
ARD Step Up (%)	Loan Agreement
Post-ARD Hyper Am? (Yes/No)	Loan Agreement
Maturity/ARD Date	Loan Agreement
Final Mat Date	Loan Agreement
Payment Date	Loan Agreement
First Payment Date	Loan Agreement
Grace Period (Default)	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Lockbox (Y/N)	Loan Agreement
Lockbox Trigger	Loan Agreement
Lockbox Type (see Note 7)	Loan Agreement
Lockbox In-place	Loan Agreement
Cash Management (see Note 8)	Loan Agreement
Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Loan Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Loan Agreement
Lockout End Date (see Notes 9 and 10)	Loan Agreement
Original Lockout (see Note 10)	Loan Agreement
Prepayment / Defeasance Begin Date (see Notes 10 and 11)	Loan Agreement
Prepayment / Defeasance End Date (see Notes 9 and 10)	Loan Agreement
Yield Maint. End Date (see Notes 9 and 10)	Loan Agreement
Prepayment Premiums End Date (see Notes 9 and 10)	Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Call Protection Description (see Note 10)	Loan Agreement
Yield Maint. Allowed (see Note 10)	Loan Agreement
Yield Maint. Provision (see Note 10)	Loan Agreement
Defeasance Allowed (see Note 10)	Loan Agreement
Remaining Yield Maintenance Payments (see Note 10)	Loan Agreement
Open Payments (see Note 10)	Loan Agreement
Original String (see Note 10)	Loan Agreement
Open Period Begin Date (see Note 10)	Loan Agreement
Yield Maintenance Index (see Note 10)	Loan Agreement
Yield Maintenance Discount (see Note 10)	Loan Agreement
Yield Maintenance Margin (see Note 10)	Loan Agreement
Yield Maintenance Calculation Method (see Note 10)	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Single Purpose Entity (Yes/No)	Loan Agreement
Number of Independent Directors	Loan Agreement
Title Type	Pro Forma Title Policy
Crossed Loan	Loan Agreement
Letter of Credit	Loan Agreement
Addit Debt Exist (Y/N)	Loan Agreement
Addit Debt Permitted (Y/N)	Loan Agreement
Condominium Present?	Loan Agreement
Non Consolidation Opinion (Yes/No)	Loan Agreement
Tenant-in-Common	Loan Agreement
TIC Borrower? (Yes/No)	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement

Exhibit 2 to Attachment A Page 7 of 8

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of each Property’s base rent, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Flood Zone” characteristic, the Depositor instructed us to use “No” as each Property is located in a flood zone with less than a 1% annual chance of flooding, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the earliest lease expiration date associated with any data center space occupied by the related tenant, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $2 or less.

6.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use “Cash” if there is a related upfront reserve in place and to use “<blank>” if there is no related upfront reserve in place, as described in the applicable Source Document(s).

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Documents(s) require the borrower(s) to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

9.	For the purpose of comparing the “Lockout End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Date” in the prepayment penalty period, as shown in the applicable Source Document(s).

For the purpose of comparing the “Prepayment / Defeasance End Date,” “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics, the Depositor instructed us to use the day prior to the first “Payment Date” in the open period, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events, permitted outparcel releases due to transfers or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

11.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first “Payment Date” in the prepayment penalty period, as shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Loan
Loan/Prop.
No. of Props
Property Name
Appraisal Value Type (As Is / As Stabilized / As Complete)
Phase II Performed
Phase II Report Date
Seller
Seismic Report Date
Seismic Zone
PML (%)
Note Date
Original Balance
Interest Rate (%)
Defeasance Option Start Date
Defeasance Summary
Remaining Defeasance Payments
Recycled SPE (Yes/No)
Carve-out Guarantor
Sponsor
Warm Body Guarantor (Yes/No)
Monthly Debt Service (P&I)
Annual Debt Service (P&I)
First P&I Payment Date
Additional Debt Type(s)
Upfront RE Tax Reserve
Upfront Ins. Reserve
Master Lease (Y/N)
Master Lease Details
Previous Securitization
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Operating Advisor Fee
ARR Fee
CREFC Fee
Certificate Administrator Fee
Loan Purpose
Related Borrower

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Interest on Tax Reserve Goes to:
Interest on Insurance Reserve Goes to:
Interest on CapEx Reserve Goes to:
Interest on Eng. Escrow Goes to:
Interest on TI/LC Reserve Goes to:
Interest on Envir. Reserve Goes to:
Interest on Debt Service Reserve Goes to:
Description of LOC
Counterparty of LOCs
Holdback Amt
Holdback Desc.
Partial Release Provisions
Annual Ground Lease Payment
Annual Ground Rent Increases (Y/N)
Ground Lease Expiration
Ground Lease Fully Extended Expiration
Ground Lease Extension Options

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.